Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenues
Total revenues, net of rebates and discounts	$ 186,683	$ 181,267	$ 232,132
Business taxes and surcharges	(312)	(602)	(1,528)
Net revenues	186,371	180,665	230,604
Total cost of revenues	(92,637)	(99,913)	(115,667)
Gross profit	93,734	80,752	114,937
Operating expenses
Research and development expenses	(55,463)	(68,571)	(76,763)
Sales and marketing expenses	(18,064)	(31,820)	(35,322)
General and administrative expenses	(33,910)	(38,930)	(40,833)
Asset impairment loss, net of recoveries	(5,090)	2,147	(6,348)
Total operating expenses	(112,527)	(137,174)	(159,266)
Operating loss	(18,793)	(56,422)	(44,329)
Interest income	1,471	1,897	1,183
Interest expense	(406)	(75)	(239)
Other income, net	4,737	5,861	2,810
Share of loss from equity investees			(307)
Loss from continuing operations before income tax	(12,991)	(48,739)	(40,882)
Income tax benefits/(expenses)	(1,149)	(4,676)	89
Net loss from continuing operations	(14,140)	(53,415)	(40,793)
Discontinued operations
Income from discontinued operations before income taxes			1,533
Income tax expenses			(230)
Net profit from discontinued operations			1,303
Net loss for the year	(14,140)	(53,415)	(39,490)
Less: net loss attributable to the non-controlling interests	(300)	(246)	(212)
Net loss attributable to Xunlei Limited	(13,840)	(53,169)	(39,278)
Net loss for the year	(14,140)	(53,415)	(39,490)
Other comprehensive (loss)/income: Currency translation adjustments, net of tax	11,135	(650)	(5,539)
Comprehensive loss	(3,005)	(54,065)	(45,029)
Less: comprehensive loss attributable to non-controlling interest	(446)	(219)	(34)
Comprehensive loss attributable to Xunlei Limited	$ (2,559)	$ (53,846)	$ (44,995)
Loss per share for common shares, basic
Continuing operations	$ (0.04)	$ (0.16)	$ (0.12)
Discontinued operations			0.00
Total loss per share for common shares, basic	(0.04)	(0.16)	(0.12)
Loss per share for common shares, diluted
Continuing operations	(0.04)	(0.16)	(0.12)
Discontinued operations			0.00
Total loss per share for common shares, diluted	$ (0.04)	$ (0.16)	$ (0.12)
Weighted average number of common shares used in calculating continuing operations, -Basic	337,429,601	337,845,675	334,965,987
Weighted average number of common shares used in calculating continuing operations, Diluted	337,429,601	337,845,675	334,965,987
Service [Member]
Net revenues
Revenue from Contract with Customer, Including Assessed Tax	$ 185,271	$ 172,998	$ 177,528
Total cost of revenues	(90,977)	(92,732)	(84,033)
Product [Member]
Net revenues
Revenue from Contract with Customer, Including Assessed Tax	1,412	8,269	54,604
Total cost of revenues	$ (1,660)	$ (7,181)	$ (31,634)